CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017	[1],[2]
Statement of comprehensive income [abstract]
Profit for the year	¥ 3,084	¥ 3,364	¥ 6,898
Other comprehensive income: Items that will not be reclassified to profit or loss
Equity investments at fair value through other comprehensive income – net movement in fair value reserve (non-recycling)	(31)	319	0	[3]
Share of other comprehensive income of an associate	3	(4)	0
Deferred tax relating to above items	7	(80)	0
Items that may be reclassified subsequently to profit or loss
Cash flow hedge: fair value movement of derivative financial assets	(72)	29	25
Fair value movement of available-for-sale financial assets (recycling)	0	0	123
Share of other comprehensive income of an associate	0	0	2
Differences resulting from the translation of foreign currency financial statements	(7)	(2)	0
Deferred tax relating to above items	17	(7)	(37)
Other comprehensive income for the year	(83)	255	113
Total comprehensive income for the year	3,001	3,619	7,011
Total comprehensive income attributable to:
Equity shareholders of the Company	2,552	3,048	6,028
Non-controlling interests	449	571	983
Total comprehensive income for the year	¥ 3,001	¥ 3,619	¥ 7,011

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	The Group has initially applied IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).